Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Maturities of Lease Liabilities under Existing Operating Leases
As of December 31, 2025, maturities of lease liabilities under existing operating leases are:

	Restaurant	Other	Total
2026	$168,378	$8,120	$176,498
2027	162,886	7,127	170,013
2028	157,606	4,182	161,788
2029	152,232	2,699	154,931
2030	147,788	1,570	149,358
Thereafter	1,405,053	6,208	1,411,261
Total lease payments	$2,193,943	$29,906	$2,223,849
Lease discount			(1,116,086)
Operating lease liability			$1,107,763

Schedule of Components of Lease Cost
The following table is a summary of the Company’s components of lease cost for fiscal years 2025, 2024 and 2023:

Lease Expense	Statements of Income Location	2025	2024	2023
Operating lease expense - Minimum rentals:
Company-operated restaurants	Occupancy and other operating expenses	$(153,178)	$(139,265)	$(131,613)
Franchised restaurants	Franchised restaurants - occupancy expenses	(49,511)	(47,096)	(47,975)
General and administrative	General and administrative expenses	(9,635)	(8,824)	(8,472)
Subtotal		(212,324)	(195,185)	(188,060)
Variable lease expense - Contingent rentals based on sales:
Company-operated restaurants	Occupancy and other operating expenses	(44,067)	(44,676)	(46,861)
Franchised restaurants	Franchised restaurants - occupancy expenses	(18,359)	(17,117)	(15,603)
Subtotal		(62,426)	(61,793)	(62,464)
Total lease expense		$(274,750)	$(256,978)	$(250,524)

Other information	2025
Weighted-average remaining lease term (years)
Operating leases	10
Weighted-average discount rate
Operating leases	6.3%
Supplemental cash flow information related to leases was as follows:

	2025	2024	2023
Cash paid for the amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$165,782	$152,267	$146,816
Financing cash flows from finance leases	1,465	1,269	1,031

Lease right-of-use asset obtained in exchange for lease obligations:
Operating leases	$147,691	$197,477	$135,893
Finance leases	2,837	3,075	4,022